Deferred Revenues - Schedule of Deferred Revenue Recognized (Details) - BRL (R$) R$ in Millions		Dec. 31, 2024	Dec. 31, 2023
Schedule of Liabilities Related to Assets Held to Sale [ Abstract]
Commercial agreement with suppliers	[1]	R$ 418	R$ 385
Commercial agreement – payroll	[2]	37	48
Marketing and others		20	22
Total		475	455
Current		449	418
Non-current		R$ 26	R$ 37

[1]	Refers to rental of supplier product exhibition modules “checkstand”, point of sale displays and backlight panels.
[2]	Commercial agreement with a financial institution for exclusivity in payroll processing.